UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): February 3, 2020

Mercedes-Benz Financial Services USA LLC1
(Exact name of securitizer as specified in its charter)

025-00282 (Commission File Number of securitizer)	0001540252 (Central Index Key Number of securitizer)

Steven C. Poling, Esq. (248) 991-6632 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
_____________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ___________
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________
_____________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

1 Mercedes-Benz Financial Services USA LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the following asset classes:  auto loan; auto lease; floorplan finance; and trucking and transportation equipment.  The asset-backed securities covered by this report include those for which either of the following affiliates was also a securitizer: (i) Daimler Retail Receivables LLC (Central Index Key Number 0001463814) and (ii) Daimler Trust Leasing LLC (Central Index Key Number 0001537805).

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Mercedes-Benz Financial Services USA LLC, as securitizer, has indicated by check mark that there is no activity to report for the annual period January 1, 2019 to December 31, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Mercedes-Benz Financial Services USA LLC (Securitizer)

By:	/s/ Brian T. Stevens
Name:	Brian T. Stevens
Title:	Vice President and Controller

Date: February 3, 2020